SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In January 2026, the Group completed the sale of a portion of its series C shares in TJ Biopharma, representing approximately 3.2% of its ownership interest, to four external investors for a total consideration of $13.1 million. Upon completion of the transaction, the Group’s ownership in TJ Biopharma decreased to approximately 9.01%.